DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	¥ 6,174	$ 969	¥ 8,501	¥ 15,792
Recognized as a reduction of depreciation expense	(1,806)	(284)	(2,327)	(7,291)
Balance at end of the year	¥ 4,368	$ 685	¥ 6,174	¥ 8,501